Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-in capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Non-controlling Interest
Balance at Dec. 31, 2014	$ (1,999,796)	$ 2,345	$ 8,318	$ 26,124,907	$ (30,155,935)	$ 941,006	$ 1,079,563
Balance, Shares at Dec. 31, 2014		4,689,503	83,158,778
Foreign currency translation adjustment	71,908					71,908
Dividend on preferred stock	(234,475)				(234,475)
Net loss	(107,491)				(107,491)
Balance at Dec. 31, 2015	(2,269,854)	$ 2,345	$ 8,318	26,124,907	(30,497,901)	1,012,914	1,079,563
Balance, Shares at Dec. 31, 2015		4,689,503	83,158,778
Foreign currency translation adjustment	76,067					76,067
Dividend on preferred stock	(234,475)				(234,475)
Net loss	(59,047)				(59,047)
Balance at Dec. 31, 2016	(2,487,309)	$ 2,345	$ 8,318	26,124,907	(30,791,423)	1,088,981	1,079,563
Balance, Shares at Dec. 31, 2016		4,689,503	83,158,778
Foreign currency translation adjustment	(69,144)					(69,144)
Dividend on preferred stock	(234,475)				(234,475)
Net loss	(52,412)				(52,412)
Balance at Dec. 31, 2017	$ (2,843,340)	$ 2,345	$ 8,318	$ 26,124,907	$ (31,078,310)	$ 1,019,837	$ 1,079,563
Balance, Shares at Dec. 31, 2017		4,689,503	83,158,778